Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%
Income taxes paid (recovered)	$ 2,271	$ 17,449	$ (6,606)
Accrued interest and penalties related to unrecognized tax benefits	0	0
AZOA
Income Tax Disclosure [Line Items]
Tax payable	$ 4,713	$ 2,210